Interest and Finance Expense (Tables)	12 Months Ended
Dec. 31, 2025
Interest And Finance Expense [Abstract]
Schedule of Detailed Information About Interest and Finance Expense

	Year ended December 31,
	2025	2024
Interest expense	$95	$6
Debt interest expense (Note 13)	1,585	1,154
Lease interest expense (Note 14)	1,606	221
Reclamation accretion expense (Note 15)	2,457	1,217
Debt accretion expense (Note 13)	1,331	810
	$7,074	$3,408